Document and Entity Information	May 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2021
Entity Registrant Name	Riverview Financial Corporation
Entity Incorporation, State or Country Code	PA
Entity File Number	001-38627
Entity Tax Identification Number	38-3917371
Entity Address, Address Line One	3901 North Front Street
Entity Address, City or Town	Harrisburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17110
City Area Code	717
Local Phone Number	827-4042
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001590799
Title of 12(b) Security	Common Stock
Trading Symbol	RIVE
Security Exchange Name	NASDAQ